Investment properties - Summary of investment properties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment properties, net [Line Items]
Investment properties	₩ 611,620	₩ 327,696	₩ 257,806
Acquisition cost
Investment properties, net [Line Items]
Investment properties	808,759	495,844
Accumulated depreciation
Investment properties, net [Line Items]
Investment properties	(196,398)	(168,148)
Accumulated impairment losses
Investment properties, net [Line Items]
Investment properties	₩ (741)	₩ 0